Expense Example - YA MarketVector Bitcoin and Ether Strategic Momentum Index ETF - YA MarketVector Bitcoin and Ether Strategic Momentum Index ETF Class	Nov. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	$ 303